Document And Entity Information	Oct. 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2025
Entity Registrant Name	Lexeo Therapeutics, Inc.
Entity Central Index Key	0001907108
Entity Emerging Growth Company	true
Entity File Number	001-41855
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-4012572
Entity Address, Address Line One	345 Park Avenue South, Floor 6
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	547-9879
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	LXEO
Security Exchange Name	NASDAQ